Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes
2 0 .	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, Vipshop Holdings Limited is not subject to tax on its income or capital gains. In addition, upon payments of dividends by Vipshop Holdings Limited to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
The Group’s subsidiaries operating in Hong Kong are subject to a two-tiered
income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2.0 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate at 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%.
Singapore
The Company’s wholly owned subsidiaries incorporated in Singapore are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore. Vipshop Singapore Pte. is entitled to enjoy the beneficial tax rate at 10% from July 1, 2022 to June 30, 2027.
The People’s Republic of China
Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically owned enterprises and foreign invested enterprises (the “FIEs”) are subject to a uniform tax rate at 25%. While the EIT Law equalizes the tax rates for FIEs and domestically owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high and new technology companies, regardless of domestically owned enterprises or FIEs.
In accordance with the State Administration of Taxation Announcement 2018 No. 23: the Administrative Measures on Corporate Income Tax Preferential Policies (Revision 2018), the enterprise shall voluntarily assess and apply the relevant preferential tax rate according to the de facto operating situation and relevant tax regulations, the relevant supporting documents of which shall be retained for any examination by the tax authorities.

The Group’s subsidiaries and the variable interest entities in the PRC are all subject to the tax rate at 25% for the periods presented except for some principal subsidiaries that were entitled to the following preferential tax treatment, based on the Group’s assessment and relevant tax regulations:

•
Guangzhou Pinwei Software Co., Ltd. (“Pinwei Software”) was qualified as High and New Technology Enterprises (“HNTE”) and is entitled to a favorable tax rate at 15%. The HNTE qualification was received and approved in December 2020 and need to re-apply
every three years. Pinwei Software is entitled to enjoy the beneficial tax rate at 15% as an HNTE for the years 2021,2022 and 2023.

•
Vipshop (Guangzhou) Software Co., Ltd. (“Guangzhou Software”) was granted the Software Enterprise status and was thereby entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2021, and 50% reduction of income tax (i.e. entitled to a favorable tax rate at 12.5%) for the subsequent three consecutive years start ed
from the taxation year of 2023.

•
Vipshop (Jianyang)
E-Commerce
Co., Ltd. (“Vipshop Jianyang”), Chongqing Vipshop
E-Commerce
Co., Ltd. (“Vipshop Chongqing”) have been recognized as “encouraged enterprises in an industry sector encouraged by the PRC government” in the Western Region, and are entitled to a preferential tax rate at 15% for the years ended 2021, 2022 and 2023.

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2021, 2022 and 2023, the Group had no unrecognized tax benefits. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.
According to the PRC Tax Administration and Collection Law, the statute of limitations is three years
if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years
under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 (US$14.08) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years
. There is no statute of limitations in the case of tax evasion, refusal to pay tax and tax fraud.
Income by tax jurisdictions:

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income from China operations	5,593,215	7,254,315	9,825,456
Income from non-China operations	280,060	822,889	161,546

Total income before tax and share of income (loss) of equity method investees	5,873,275	8,077,204	9,987,002

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax expenses
Current tax	1,374,720	1,709,300	1,750,493
Deferred tax	(152,016)	49,510	115,511

Total tax expenses	1,222,704	1,758,810	1,866,004

All current tax was related to income tax in mainland China.
Under the EIT Law, enterprises are classified as either resident or non-resident.
A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC.
Non-residential
enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC.
Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, no significant underpayment of income taxes would be expected.
If the entity were to be
non-resident
for PRC tax purpose, dividends paid out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC entities the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in the Hong Kong Special Administrative Region (“Hong Kong SAR”), the withholding tax would be 5%.
During the year ended December 31, 2022, Vipshop China distributed a portion of the earnings of RMB 14.98 billion to the holding company located outside mainland China in Hong Kong SAR, and has hence accrued a withholding tax of RMB 749.2 million and paid RMB 600.0 million to tax bureau as of December 31, 2022, and the remaining tax payable was subsequently paid in January 2023. During the year ended December 31,2023, the Company accrued RMB 148.8 million withholding tax expenses associated with its earnings expected to be distributed to the holding company located outside mainland China in Hong Kong SAR. The remaining undistributed earnings of the Group’s subsidiaries in the PRC that are available for distribution to the Group of approximately RMB14.35 billion and RMB18.49 billion as of December 31, 2022 and 2023, respectively are considered to be indefinitely reinvested under ASC
740-30,
Accounting for Income Taxes—Special Areas, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB717.6 million and RMB924.5 million as of December 31, 2022 and 2023 respectively.
A reconciliation of the income tax expense to income before income tax expense and share of income
(loss)
of equity method investees computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income and comprehensive income is as follows:

	Year E nded December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income tax and share of income (loss) of equity method investees	5,873,275	8,077,204	9,987,002
Computed income tax expense at PRC EIT tax rate	1,468,319	2,019,301	2,496,751
Effect of non-deductible expenses, including:
-Share-based compensation expenses	160,204	74,676	153,469
-Other non-deductible expenses	32,390	42,960	14,653
Effect of different tax rates of subsidiaries operating in other jurisdiction	79,923	(236,479)	(53,121)
Effect of tax holidays and preferential tax rates granted to PRC entities	(538,797)	(927,595)	(824,300)
Effect of non-taxable income	(51,395)	(162,051)	(20,279)
Change in valuation allowance	72,060	198,761	(49,919)
Tax on dividends and undistributed earnings	—	749,237	148,750

Income tax expenses	1,222,704	1,758,810	1,866,004

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate effect	538,797	927,595	824,300
Per share effect:
Class A and Class B ordinary share:
—basic	3.96	7.29	7.45
—diluted	3.88	7.24	7.32
The principal components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	492,240	450,280
Allowance for doubtful debts	21,080	25,022
Impairment of investments	21,767	21,197
Inventory write-down	295,559	174,547
Deferred income	359,504	438,494
Impairment of long-lived assets	165,222	179,153
Others	7,178	8,873
Less: valuation allowance	(680,780)	(612,549)

Total deferred tax assets-non-current	681,770	685,017

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities :
Fair value adjustments of long-lived assets from business acquisition	535,263	508,669
Withholding tax on undistributed earnings	—	150,000
Others	38,471	33,823

Total deferred tax liabilities-non-current	573,734	692,492

As of December 31, 2022 and 2023, the amount of tax loss carried forward was nil and RMB301.7 million, respectively, for the Group’s subsidiary incorporated in Hong Kong and Singapore, which can be carried forward indefinitely to offset future taxable income if there is no changes in shareholding of the Group’s subsidiary. The remaining amount of tax loss of

RMB2.16 billion and RMB1.90 billion, mainly arose from the Group’s certain subsidiaries established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2024 to 2028.
The Group has provided a valuation allowance for the deferred tax assets relating to the future benefit of net operating loss carry forwards and other deferred tax assets of certain subsidiaries as of December 31, 2022 and 2023, respectively, as management is not able to conclude that the future realization of some of those net operating loss carry forwards and other deferred tax assets are more likely than not.